Subsequent Events (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Stock issued value		$ 5,090,000		$ 5,090,000
Sponsor [Member]
Subsequent Events [Line Items]
Stock issued shares (in Shares)				3,360,000
Helix Support Agreement [Member]
Subsequent Events [Line Items]
Stock issued value				$ 46,000,000
Stock issued shares (in Shares)			4,600,000	4,600,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase aggregate value	$ 75,000,000
Subsequent Event [Member] | PIPE Investments [Member]
Subsequent Events [Line Items]
Purchase aggregate value	188,000,000
PubCo Common Stock [Member]
Subsequent Events [Line Items]
Purchase aggregate value	260,000,000
PubCo Common Stock [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Stock issued value				$ 400,000,000
PubCo Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase aggregate value	$ 260,000,000
Fractional Share [Member]
Subsequent Events [Line Items]
Stock issued value				$ 400,000,000
Class A Ordinary Shares
Subsequent Events [Line Items]
Aggregate shares (in Shares)			509,000	509,000	0
Class A Ordinary Shares | Non-Redemption Agreements [Member]
Subsequent Events [Line Items]
Aggregate shares (in Shares)				450,900